Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000222781
Shareholder Report [Line Items]
Fund Name	Democratic Large Cap Core ETF
Class Name	Democratic Large Cap Core ETF
Trading Symbol	DEMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Democratic Large Cap Core ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://demz.fund/performance. You can also request this information by contacting us at (888)-750-DEMZ (3369).
Additional Information Phone Number	(888)-750-DEMZ (3369)
Additional Information Website	https://demz.fund/performance
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democratic Large Cap Core ETF	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Fund returned 16.76% versus its primary benchmark, Democratic Large Cap Core Index, of 16.12%. This 63 basis points (“bps”) of outperformance can be explained by the fee of the fund. Relative to its secondary benchmark the S&P 500® Index (USD) (TR), the Fund underperformed by 84 bps (16.76% versus 17.60% respectively). This underperformance was primarily driven by allocation effect as a result of the underweight to Financial Services. Additionally, the largest detractors to performance were individual security selection in the Industrials and Consumer Discretionary Sectors. We continue to be satisfied by both the relative and absolute performance of the Fund and believe it to be well positioned heading into the final quarter of the 2025 calendar year.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Democratic Large Cap Core ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Democratic Large Cap Core Index
Nov/20	$10,000	$10,000	$10,000
Sep/21	$13,726	$13,193	$13,601
Sep/22	$11,110	$11,152	$10,895
Sep/23	$13,516	$13,562	$13,126
Sep/24	$18,605	$18,493	$17,975
Sep/25	$21,723	$21,747	$20,872

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Democratic Large Cap Core ETF	16.76%	17.11%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	17.13%
Democratic Large Cap Core Index	16.12%	16.16%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 48,070,460
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 187,759
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,070,460	46	$187,759	29%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Real Estate	3.1%
Consumer Staples	3.8%
Health Care	6.0%
Consumer Discretionary	6.2%
Financials	10.1%
Industrials	10.4%
Communication Services	15.8%
Information Technology	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	5.4%
NVIDIA	5.2%
Microsoft	5.1%
Meta Platforms, Cl A	4.8%
Loews	4.0%
Lam Research	4.0%
Amphenol, Cl A	3.8%
KLA	3.6%
Costco Wholesale	3.1%
Alphabet, Cl A	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(888)-750-DEMZ (3369)
Updated Prospectus Web Address	https://demz.fund/performance